Condensed Statements of Changes In Shareholders' Deficit - Armada - Interim - USD ($)	Total	Armada Acquisition Corp. II	Class A Armada Acquisition Corp. II	Class B Armada Acquisition Corp. II	Common Stock	Common Stock Class A Armada Acquisition Corp. II	Common Stock Class B Armada Acquisition Corp. II	Additional Paid-in Capital Armada Acquisition Corp. II	Accumulated Deficit	Accumulated Deficit Armada Acquisition Corp. II
Beginning balance (in shares) at Oct. 02, 2024						0	0
Beginning balance at Oct. 02, 2024		$ 0				$ 0	$ 0	$ 0		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)							7,880,000
Issuance of Class B ordinary shares		25,000					$ 788	24,212
Net income		(45,784)								(45,784)
Ending balance (in shares) at Dec. 31, 2024						0	7,880,000
Ending balance at Dec. 31, 2024		(20,784)				$ 0	$ 788	24,212		(45,784)
Beginning balance (in shares) at Oct. 02, 2024						0	0
Beginning balance at Oct. 02, 2024		0				$ 0	$ 0	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares to redemption amount		(19,869,840)
Net income		840,656
Ending balance (in shares) at Jun. 30, 2025						710,000	7,880,000
Ending balance at Jun. 30, 2025		(8,580,675)				$ 71	$ 788	0		(8,581,534)
Beginning balance (in shares) at Oct. 02, 2024						0	0
Beginning balance at Oct. 02, 2024		0				$ 0	$ 0	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)							7,880,000
Issuance of Class B ordinary shares		25,000					$ 788	24,212
Accretion of Class A ordinary shares to redemption amount		(22,365,061)						(10,447,650)		(11,917,411)
Capital contribution made by Sponsor related to the interests in founders shares allocated to non-managing members		4,621,895						4,621,895
Cost of raising capital related to interests in founders shares allocated to non-managing members		(4,621,895)						(4,621,895)
Sale of Private Placement Units (in shares)						710,000
Sale of Private Placement Units		7,100,000				$ 71		7,099,929
Fair Value of Public Warrants at issuance		3,565,000						3,565,000
Allocated value of transaction costs to Class A shares		(241,491)						(241,491)
Net income		1,771,983								1,771,983
Ending balance (in shares) at Sep. 30, 2025	1		710,000	7,880,000		710,000	7,880,000
Ending balance at Sep. 30, 2025	$ (515,000)	(10,144,569)				$ 71	$ 788	0		(10,145,428)
Beginning balance (in shares) at Dec. 31, 2024						0	7,880,000
Beginning balance at Dec. 31, 2024		(20,784)				$ 0	$ 788	24,212		(45,784)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		(706)								(706)
Ending balance (in shares) at Mar. 31, 2025						0	7,880,000
Ending balance at Mar. 31, 2025		(21,490)				$ 0	$ 788	24,212		(46,490)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares to redemption amount		(19,869,840)						(10,447,650)		(9,422,190)
Capital contribution made by Sponsor related to the interests in founders shares allocated to non-managing members		4,621,895						4,621,895
Cost of raising capital related to interests in founders shares allocated to non-managing members		(4,621,895)						(4,621,895)
Sale of Private Placement Units (in shares)						710,000
Sale of Private Placement Units		7,100,000				$ 71		7,099,929
Fair Value of Public Warrants at issuance		3,565,000						3,565,000
Allocated value of transaction costs to Class A shares		(241,491)						(241,491)
Net income		887,146								887,146
Ending balance (in shares) at Jun. 30, 2025						710,000	7,880,000
Ending balance at Jun. 30, 2025		(8,580,675)				$ 71	$ 788	0		(8,581,534)
Beginning balance at Aug. 29, 2025	0				$ 0				$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)					1
Net income	$ (152,717,402)								(152,717,402)
Ending balance (in shares) at Dec. 31, 2025	1					710,000	7,880,000
Ending balance at Dec. 31, 2025	$ (152,717,402)	(13,050,218)			$ 0	$ 71	$ 788	0	(152,717,402)	(13,051,077)
Beginning balance (in shares) at Sep. 30, 2025	1		710,000	7,880,000		710,000	7,880,000
Beginning balance at Sep. 30, 2025	$ (515,000)	(10,144,569)				$ 71	$ 788	0		(10,145,428)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares to redemption amount		(2,301,889)								(2,301,889)
Net income		(603,760)								(603,760)
Ending balance (in shares) at Dec. 31, 2025	1					710,000	7,880,000
Ending balance at Dec. 31, 2025	$ (152,717,402)	(13,050,218)			0	$ 71	$ 788	0	(152,717,402)	(13,051,077)
Beginning balance (in shares) at Sep. 30, 2025	1		710,000	7,880,000		710,000	7,880,000
Beginning balance at Sep. 30, 2025	$ (515,000)	(10,144,569)				$ 71	$ 788	0		(10,145,428)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares to redemption amount		(6,536,139)
Net income		2,152,880
Ending balance (in shares) at Jun. 30, 2026	1		710,000	7,880,000		710,000	7,880,000
Ending balance at Jun. 30, 2026	$ (340,852,135)	(14,527,828)			0	$ 71	$ 788	0	(340,852,135)	(14,528,687)
Beginning balance (in shares) at Dec. 31, 2025	1					710,000	7,880,000
Beginning balance at Dec. 31, 2025	$ (152,717,402)	(13,050,218)			0	$ 71	$ 788	0	(152,717,402)	(13,051,077)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares to redemption amount		(2,105,061)								(2,105,061)
Net income		1,131,313								1,131,313
Ending balance (in shares) at Mar. 31, 2026						710,000	7,880,000
Ending balance at Mar. 31, 2026		(14,023,966)				$ 71	$ 788	0		(14,024,825)
Beginning balance (in shares) at Dec. 31, 2025	1					710,000	7,880,000
Beginning balance at Dec. 31, 2025	$ (152,717,402)	(13,050,218)			0	$ 71	$ 788	0	(152,717,402)	(13,051,077)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ (188,134,733)								(188,134,733)
Ending balance (in shares) at Jun. 30, 2026	1		710,000	7,880,000		710,000	7,880,000
Ending balance at Jun. 30, 2026	$ (340,852,135)	(14,527,828)			0	$ 71	$ 788	0	(340,852,135)	(14,528,687)
Beginning balance (in shares) at Mar. 31, 2026						710,000	7,880,000
Beginning balance at Mar. 31, 2026		(14,023,966)				$ 71	$ 788	0		(14,024,825)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares to redemption amount		(2,129,189)								(2,129,189)
Net income		1,625,327								1,625,327
Ending balance (in shares) at Jun. 30, 2026	1		710,000	7,880,000		710,000	7,880,000
Ending balance at Jun. 30, 2026	$ (340,852,135)	$ (14,527,828)			$ 0	$ 71	$ 788	$ 0	$ (340,852,135)	$ (14,528,687)